Segment Reporting (Details) - Schedule of Segment Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
2023
Total Assets	$ 10,670,090	$ 5,767,782
Total Liabilities	6,528,577	4,826,133
Cleaning [Member]
2023
Total Assets	4,746,652	4,225,542
Total Liabilities	4,151,935	3,334,951
Manpower [Member]
2023
Total Assets	3,627,009	1,215,619
Total Liabilities	1,256,192	325,222
Unallocated [Member]
2023
Total Assets	2,296,429	326,621
Total Liabilities	$ 1,120,450	$ 1,165,960